COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Rent expenses	$ 714	$ 753
Bank guarantees	$ 1,067
Herzliya [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,139
Monthly fee	$ 35,430
U.S. subsidiary, LCA Inc [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,278
Monthly fee	$ 24,068